Organization and Description of the Company - (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Adjustments
The table below presents the impact of First Allied on the Company’s results of operations for the year ended December 31, 2013 (in thousands):

	RCS Capital Corporation (as reported)	First Allied(1)	Reclassifications and Eliminations	RCS Capital Corporation (as recast)
Total revenues	$886,495	$95,171	$(6,599)	$975,067
Total expenses	785,943	95,865	(6,599)	875,209
Income (loss) before taxes	100,552	(694)	$—	99,858
Provision for income taxes	2,202	(359)	—	1,843
Net income	98,350	(335)	—	98,015
The table below presents the impact of First Allied on the Company’s statement of financial condition as of December 31, 2013 (in thousands):

	RCS Capital Corporation (as reported)	First Allied	Reclassifications and Eliminations	RCS Capital Corporation (as recast)
Total assets	$111,127	$225,623	$(225)	$336,525
Total liabilities	31,601	88,795	(225)	120,171
Stockholders’ equity	44,856	136,828	—	181,684
Non-controlling interest	34,670	—	—	34,670
Total liabilities and equity	$111,127	$225,623	$(225)	$336,525